LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Tables)	9 Months Ended
Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES
	March 31, 2024	December 31, 2024
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,995	7,710
Less: provision for credit losses	(7,995)	(7,710)
	-	-

SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES

The movement of provision for credit losses for the fiscal years ended March 31, 2023 and 2024 and the nine months ended December 31, 2024 was as follows:

	For the fiscal years ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Beginning balance of the period	(324,371)	(10,337)	(7,995)
(Provision for)/reversal of credit losses	(1,770)	1,719	285
Write-offs	308,847	-	-
Payments from the borrowers or other recoveries	6,957	623	-
Ending balance of the period	(10,337)	(7,995)	(7,710)

SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2023 and 2024 and December 31, 2024:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Balance at March 31, 2022	(1,805)	(74,783)	(247,783)	(324,371)
(Provision for)/reversal of credit losses	(8,126)	(4,844)	11,200	(1,770)
Write-offs	3,341	74,519	230,987	308,847
Payments from the borrowers or other recoveries	-	297	6,660	6,957
Transfer from Normal to Secondary	6,590	-	(6,590)	-
Transfer from Attention to Secondary	-	4,811	(4,811)	-
Balance at March 31, 2023	-	-	(10,337)	(10,337)
Reversal of credit losses	-	-	1,719	1,719
Payments from the borrowers or other recoveries	-	-	623	623
Balance at March 31, 2024	-	-	(7,995)	(7,995)
Reversal of credit losses			285	285
Balance at December 31, 2024	-	-	(7,710)	(7,710)

Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	An aging analysis of loans recognized as result of payments under guarantees was as follows:
	March 31, 2024	December 31, 2024
	RMB	RMB

Over 12 months	7,995	7,710
	7,995	7,710

SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2024 and December 31, 2024 were listed as below:

	March 31, 2024	December 31, 2024
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,995	7,710
	7,995	7,710